ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net, consisted of the following:

	March 31, 2023	September 30, 2022
	(Unaudited)
Accounts receivable associated with digital advertising services	$3,191,117	$2,032,717

Accounts receivable associated with cash rebate services	29,378	-
Accounts receivable from software licensing	1,766,193	-
Less: allowance for doubtful account	-	-
Accounts receivable, net	$4,986,688	$2,032,717

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION

Accounts receivable by aging bucket	Balance as of March 31, 2023	Subsequent collection	% of subsequent collection
Less than 6 months	$4,617,556	$1,614,547	35%
From 7 to 9 months	369,132	369,132	100%
From 10 to 12 months	-	-	-%
Over 1 year	-	-	-%
Total gross accounts receivable	4,986,688	1,983,679	40%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$4,986,688	$1,983,679	40%

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net, consisted of the following:

	March 31, 2023	September 30, 2022
Accounts receivable	$2,763,511	$3,001,188
Less: allowance for doubtful account	-	-
Accounts receivable, net	$2,763,511	$3,001,188

Accounts receivable, net, consisted of the following:

	September 30, 2022	September 30, 2021
Accounts receivable	$3,001,188	$867,362
Less: allowance for doubtful account	-	-
Accounts receivable, net	$3,001,188	$867,362

SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION

Accounts receivable by aging bucket	Balance as of March 31, 2023	Subsequent collection	% of subsequent collection
From 1 to 3 months	$1,165,461	$409,595	35%
From 4 to 6 months	1,598,050	842,407	53%
Over 6 months	-	-	-%
Total gross accounts receivable	2,763,511	1,252,002	45%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$2,763,511	$1,252,002	45%

Accounts receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
From 1 to 3 months	$2,350,119	$2,259,547	96%
From 4 to 6months	640,895	640,895	100%
Over 6 months	10,174	9,301	91%
Total gross accounts receivable	3,001,188	2,909,743	97%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$3,001,188	$2,909,743	97%

Accounts receivable by aging bucket	Balance as of September 30, 2022	Subsequent collection	% of subsequent collection
From 1 to 3 months	$2,350,119	$1,592,583	68%
From 4 to 6months	640,895	600,305	94%
Over 6 months	10,174	1,984	20%
Total gross accounts receivable	3,001,188	2,194,872	73%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$3,001,188	$2,194,872	73%

Accounts receivable by aging bucket	Balance as of September 30, 2021	Subsequent collection	% of subsequent collection
From 1 to 3 months	$555,561	$555,561	100%
From 4 to 6months	146,825	146,825	100%
Over 6 months	164,976	153,714	93%
Total gross accounts receivable	867,362	856,100	99%
Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$867,362	$856,100	99%